Provisions for legal proceedings, judicial deposits and contingent liabilities (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Provisions for legal proceedings	$ 88
Contingent liabilities	4,934
Negotiated Legal Proceeding [Member]
IfrsStatementLineItems [Line Items]
Deposits related to federal tax	2,158	$ 7,997
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Deposits related to federal tax	32
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Deposits related to federal tax	$ 200